FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:         /  /   (a)

                or fiscal year ending:    12/31/17 (b)

Is this a transition report? (Y/N)---------------------------------------  N

Is this an amendment to a previous filing? (Y/N)-------------------------  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A.  Registrant Name:   JACKSON VFL VARIABLE ANNUITY SEPARATE ACCOUNT
   B.  File Number:       811-07547
   C.  Telephone Number: (517)381-5500

2. A.  Street: 1 CORPORATE WAY
   B.  City: LANSING        C. State: MI    D. Zip Code: 48951    Zip Ext:
   E.  Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)------------ N

4. Is this the last filing on this form by Registrant? (Y/N)------------- N

5. Is Registrant a small business investment company (SBIC)? (Y/N)------- N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)-------------------- Y [If answer is "Y" (Yes), complete only items 111 through 133.]


For period ending 12/31/17
File number 811-07547

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:
     B. [/] File Number (if any):
     C. [/] City:               State:       Zip Code:         Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

111. A. [/] Depositor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

For period ending 12/31/17
File number 811-07547


113. A. [/] Trustee Name:
     B. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:                 State:       Zip Code:         Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:                State:      Zip Code:           Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)---------------------------------------------
     B.     [/]  Identify the family in 10  letters:-------
            (NOTE: In filing this form, use this identification
             consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
     B. [/] Variable annuity contracts? (Y/N)----------------------------
     C. [/] Scheduled premium variable life contracts? (Y/N)-------------
     D. [/] Flexible premium variable life contracts? (Y/N)--------------
     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)--------------------------------

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933------

119.     [/] State the number of new series  for which  registration  statements
         under  the  Securities  Act  of  1933  became   effective   during  the
         period----------------------------------------------------------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
        ($000's omitted)------------------------------------------------ $

For period ending 12/31/17
File number 811-07547

121. [/] State the number of series for which a current prospectus was in existence at the end of the period------------------------------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period----------------------------------------------------------

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)--------------------------- $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)------------- $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)--------------------------------------------- $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)------------------------------------- $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of                      Total Income
                                    Series      Total Assets     Distributions
                                   Investing  ($000's omitted)  ($000's omitted)
                                   ---------  ----------------  ----------------
A. U.S. Treasury direct issue------  _____       $_________        $_________
B. U.S. Government agency----------  _____       $_________        $_________
C. State and municipal tax-free----  _____       $_________        $_________
D. Public utility debt-------------  _____       $_________        $_________
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent--  _____       $_________        $_________
F. All other corporate intermed.
   & long-term debt---------------   _____       $_________        $_________
G. All other corporate short-term
   debt----------------------------  _____       $_________        $_________
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers-------------------------  _____       $_________        $_________
I. Investment company equity
   securities----------------------  _____       $_________        $_________
J. All other equity securities-----    1         $ 29,571          $     0
K. Other securities----------------  _____       $_________        $_________
L. Total assets of all series of
   registrant----------------------    1         $ 29,571         $     0

For period ending 12/31/17
File number 811-07547


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer?  (Y/N)-----------------------------------   [If answer is "N"
          (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
          current  period?   (Y/N)--------------------------------------    [If
          answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)--------------------

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)--------------------$ 401

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____

133.      If the Registrant has divested itself of securities in accordance with
          Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

          A. Name of the issuer;
          B. Exchange ticker symbol;
          C. CUSIP number;
          D. Total number of shares or, for debt securities, principal amount divested;
          E. Date(s) that the securities were divested;
          F. If the Registrant holds any securities of the issuer on the date of the filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and
          G. Name of the statue that added the provision of Section 13(c) in accordance with which the securities were divested.

          This item 133 shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee).


City of: CHICAGO     State of:  IL    Date: 02/9/18


Name of Registrant, Depositor or Trustee: JACKSON VFL VARIABLE ANNUITY SEPARATE ACCOUNT


By (Name and Title):     */s/ Mark D. Nerud
                         -------------------------------
                         MARK D. NERUD
                         PRESIDENT AND CHIEF EXECUTIVE OFFICER
                         JACKSON NATIONAL ASSET MANAGEMENT, LLC
                         -------------------------------

Witness (Name and Title):/s/ Steven J. Fredricks
                         -------------------------------
                         STEVEN J. FREDRICKS
                         CHIEF COMPLIANCE OFFICER
                         JACKSON NATIONAL ASSET MANAGEMENT, LLC
                         -------------------------------

* Mark D. Nerud signs this document on behalf of the registrant pursuant to the Limited Power of Attorney filed herewith as Exhibit 99.16 to this N-SARU.